Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (49)
Interest on plan liabilities	81	£ 76	£ 86
Closing defined benefit obligation	(43)	(49)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	2	2	2
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	5	(3)
Current service cost	9	9
Curtailments		(8)
Interest on plan liabilities	(79)	(74)
Actuarial gains/(losses) - experience	(7)	(51)
Actuarial gains/(losses) - demographic	19	(12)
Actuarial gains/(losses) - financial	(306)	137
Benefits paid	140	151
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(49)	(67)
Exchange differences	1	(2)
Current service cost		1
Curtailments	1	11
Interest on plan liabilities	(2)	(2)
Actuarial gains/(losses) - experience	4	4
Actuarial gains/(losses) - demographic	1
Actuarial gains/(losses) - financial	(2)	2
Benefits paid	3	4
Closing defined benefit obligation	£ (43)	£ (49)	£ (67)